DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Ineffective portion of the change in fair value of a cash flow hedge	$ 29	$ 5
Exposure to loss due to credit risk by counterparties	49
Notional amount	750
Unrealized losses, net of tax, to be reclassified in next 12 months	49
Unrealized gain (loss) from hedge derivatives	(39)	166	(151)
Derivative assets	49	88
Research And Development Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	83
Sales and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	30
General and Administrative Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) in gains recognized in other comprehensive income (loss) on derivative (effective portion)	$ 29